Financial Instruments - Summary of Currency Risk (Parenthetical) (Detail) - Between USD and INR [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to foreign currency risk	$ (215,449)	$ (208,781)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to foreign currency risk	$ 5